Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000004012 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000004012 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000004012 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004012 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004012 | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004012 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004012 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004012 | Infosys
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004012 | HDFC Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004012 | AIA Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004012 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000004012 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000004012 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000004012 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000004012 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000004012 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004012 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004012 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004012 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004012 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166321 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000166321 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000166321 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166321 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166321 | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166321 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166321 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166321 | Infosys
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166321 | HDFC Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166321 | AIA Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166321 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000166321 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000166321 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000166321 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000166321 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166321 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166321 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166321 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166321 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166321 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225809 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000225809 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225809 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225809 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225809 | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225809 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225809 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225809 | Infosys
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225809 | HDFC Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225809 | AIA Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225809 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000225809 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000225809 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000225809 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000225809 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225809 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225809 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225809 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225809 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225809 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.00%